Related Party Transactions - Schedule of Commissions (Details) - Related Party - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Ceding commission expense	$ 78.4	$ 70.6	$ 155.0	$ 149.0
Profit commission expense	(7.9)	0.0	2.3	0.0
Total commissions	$ 70.5	$ 70.6	$ 157.3	$ 149.0